SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Revenue	$ 9,484,761	$ 9,731,258	$ 24,988,171	$ 16,999,437	$ 9,763,196
Selling and marketing expenses	(3,210,771)	(235,184)	(1,646,144)	(1,256,315)	(257,330)
General and administrative expenses	(5,668,357)	(3,390,391)	(9,040,589)	(6,053,503)	(3,234,773)
Segment operating profit/(loss)	(14,104,051)	$ (6,378,823)	(14,881,107)	$ (9,052,711)	$ (4,034,409)
Ride-hailing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Selling and marketing expenses	(2,985,954)		(803,033)
General and administrative expenses	(1,224,937)		(409,931)
Segment operating profit/(loss)			(1,383,761)
Two-wheeled electric vehicle rentals
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Revenue	9,484,761		24,988,171
Selling and marketing expenses	(224,817)		(843,111)
General and administrative expenses	$ (4,443,420)		(8,630,658)
Segment operating profit/(loss)			$ (11,407,378)

[1]	See restatement of financial statements in note 2.4 for further details.